Properties (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Government Assistance [Line Items]
Properties	$ 43,537	$ 41,178
Unamortized government assistance	1,721	$ 1,689
Government assistance, amortization	63
Purchase And Self Construction Properties [Member]
Government Assistance [Line Items]
Amount of government assistance received	$ 70